Bank Borrowings	12 Months Ended
Jun. 30, 2014
BANK BORROWINGS [Abstract]
Bank Borrowings
10.	BANK BORROWINGS

Bank borrowings as of June 30, 2013 and 2014 consisted of the following:

	As of June 30,
	2013	2014
	RMB	RMB
Short-term bank loan	212,259	—
Long-term bank loans
Secured long-term bank loans	199,308	419,179
Less: current portion of long-term bank loans	(36,444)	(128,135)

Non-current portion of long-term bank loans	162,864	291,044

As of June 30, 2013 and 2014, bank borrowings consisted of the following bank loans:

•	On January 31, 2013, the Group entered into a one-year loan facility agreement, or the 2013 Facility 1, under which the Group can borrow up to US$40,000 at a floating interest rate of 1, 2 or 3 months London Interbank Offered Rate (LIBOR) +1.5% and the proceeds of this bank loan should only be used for the repurchase of Preferred Shares from Macquarie Zhaopin Limited. In February 2013, the Group drew down RMB214,809 (US$35,000). The repurchase of the preferred shares was completed as of March 31, 2013; therefore, the remaining balance of the facility is not expected to be utilized in the future. The commitment fee for the undrawn balance of the facility is approximately RMB154 (US$25). On January 30, 2014, the Company repaid this loan when it became due. This bank loan facility was collateralized by pledged time deposits of RMB258,000, which were released upon repayment of the loan. The Group entered into a new two-year bank loan facility agreement, or the 2014 Facility 1, with the same bank in February 2014, under which the Group can borrow up to US$21,000 at a floating interest rate of 2.95% per annum above 3 months LIBOR. As of June 30, 2014, the Group has made three drawdowns totaling US$21,000 under this facility with maturity dates ranging from April 2015 to June 2015.

Transaction costs of RMB4,187 and RMB1,475 were incurred to establish the 2013 Facility 1 and the 2014 Facility 1 respectively, and have been capitalized on the Company’s consolidated balance sheet, of which RMB2,550 and RMB1,073 have not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2013 and 2014, respectively. The 2013 Facility 1 incurred interest expense of RMB1,584 and RMB2,205 for the year ended June 30, 2013 and 2014, respectively. The 2014 Facility 1 incurred interest expense of RMB1,211 for the year ended June 30, 2014.

•	On February 4, 2013, the Group entered into an eighteen-month bank loan facility agreement, or the 2013 Facility 2, under which the Group can borrow up to US$13,000 at a floating interest rate of 1 month LIBOR+1.25% per annum. In February 2013, the Group drew down RMB79,786 (US$13,000). This bank loan facility is collateralized by pledged time deposits of RMB93,121, which will be released upon the termination or expiry of this facility. RMB893 (US$145) of cash is deposited as interest reserve. In May 2014, the Group renewed the 2013 Facility 2 by increasing the facility limit from US$13,000 to US$18,000. This renewed bank loan facility, or the 2014 Facility 3, is available to the Group until April 30, 2016, at a floating interest rate of 1% per annum above 1 month LIBOR. In June 2014, the Group extended the maturity date of the US$13,000 loan, and made an additional drawdown of US$1,000. As of June 30, 2014, the outstanding balance under this facility remains at US$14,000 due in July 2016.

Transaction costs of RMB2,740 and RMB452 were incurred to establish the 2013 Facility 2 and the 2014 Facility 3 respectively, and have been capitalized on the Company’s consolidated balance sheet, of which RMB1,790 and RMB258 has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2013 and 2014, respectively. The 2013 Facility 2 incurred interest expense of RMB525 and RMB1,013 for the year ended June 30, 2013 and 2014, respectively. The 2014 Facility 3 incurred interest expense of RMB66 for the year ended June 30, 2014.

•	On February 14, 2013, the Group entered into an eighteen-month bank loan facility agreement, or the 2013 Facility 3, under which the Group can borrow up to US$20,000 at a floating interest at 3 month LIBOR + 1.75% per annum. The proceeds of this bank loan should only be used for the repurchase of Series E Preferred Shares. In February 2013, the Group drew down RMB122,748 (US$20,000), 30% of which shall be repaid within twelve months after the drawdown, and 70% to be repaid within eighteen months after the drawdown.

This bank loan facility agreement contains various covenants, including, among other things, limitations on acquisition or investments, merger, additional security over the Company’s assets, providing guarantees or indemnities, dividend distribution, share redemption, additional indebtedness and treasury transactions. This bank loan facility will be cancelled and the entire outstanding loan, together with accrued interest shall become immediately due and payable upon the occurrence of:

•	issuance of equity securities by the Company whether by way of public offering or private placement;

•	issuance of bonds, capital market instruments or other debt securities by the Company;

•	letter of credits received upon the pledged time deposits being or becoming illegal or ceasing to be legal, valid, binding and enforceable; or

•	the sale of all or substantially all of the assets of the Company.

On February 14, 2014, the Company repaid US$6,000 of the loan when it became due. On March 5, 2014, the Company repaid the remaining US$14,000 of the loan before its maturity date. This bank loan facility was collateralized by pledged time deposits of RMB138,600. In March 2014, the Group entered into a new loan facility agreement with the same bank, or the 2014 Facility 2, under which the Group can borrow up to US$20,000 and RMB85,000 at the floating interest rates of 1.25% per annum above 3 month LIBOR and 1.25% per annum above the bank’s cost of funds, respectively. As of June 30, 2014, the Group has made drawdowns of US$20,000 and RMB85,000 under the 2014 Facility 2 due in March 2016.

Transaction costs of RMB1,985 and RMB3,281 were incurred to establish the 2013 Facility 3 and the 2014 Facility 2 respectively, and have been capitalized on the Company’s consolidated balance sheet, of which RMB1,436 and RMB2,893 has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2013 and 2014, respectively. The 2013 Facility 3 incurred interest expense of RMB1,014 and RMB1,869 for the year ended June 30, 2013 and 2014, respectively. The 2014 Facility 2 incurred interest expense of RMB782 for the year ended June 30, 2014.

The agreements of the 2014 Facility 1, the 2014 Facility 2 and the 2014 Facility 3 do not contain financial covenants or restrictions , except that the proceeds shall not be used or reinvested in China.

The carrying value of the bank loans approximates their fair value. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term and long-term bank loans (see Note 21).

The repayment schedule of the long-term bank loans is as follows:

	As of June 30,
	2013	2014
	RMB	RMB
Within one year	36,444	128,135
Between one and two years	162,864	291,044